Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share
Earnings per share

8. Earnings per share

In advance of the completion of the business combination with Gores Holdings V, 493,763,520 shares of the Company, with a par value €0.01 per share, were issued to AGSA. This number of shares issued is utilized for the calculation of basic earnings per share (“EPS”) for the years ended December 31, 2020 and 2019, and is further utilized for the period prior to August 4, 2021, as included in the calculation of the weighted average number of common shares for the year ended December 31, 2021.

As of August 4, 2021, upon completion of the Business Combination, a total number of 603,283,097 shares (493,763,520 issues to AGSA and 109,519,577 to remaining shareholders), with a par value of €0.01 per share, were issued to the Company´s shareholders.

Basic earnings per share is calculated by dividing the (loss)/profit attributable to equity holders by the weighted average number of shares outstanding during the period.

The following table reflects the income statement (loss)/profit and share data used in the basic EPS calculations:

	Year ended 31 December,
	2021	2020	2019
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders	(210)	111	(40)
Weighted average number of common shares for EPS (millions)	538.8	493.8	493.8
(Loss)/earnings per share	$(0.39)	$0.22	$(0.08)

Diluted earnings per share is consistent with basic earnings per share, as there are no dilutive potential shares during the periods presented above.

Please refer to note 17 for any details of transactions involving ordinary shares for the years ended December 31, 2021.

There have been no material transactions involving common shares or potential ordinary shares between the reporting date and the authorization of these financial statements.